RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Between April 16 and December 31, 2019, we accrued $141,667 in salary for Eric Brock, our Chief Executive Officer. On March 12, 2020, Mr. Brock waived the accrued salary.

On March 12, 2020, Stewart Kantor, the Company’s Chief Financial Officer, waived $8,334 in accrued salary.

NOTE 12 – RELATED PARTY TRANSACTIONS

At the Closing, we entered into a Loan and Security Agreement with Energy Capital, a greater than 10% stockholder of the Company, pursuant to which Energy Capital loaned the Company an aggregate principal amount of $10 million (see NOTE 8 for further details). The Promissory Notes, with an aggregate of $10,563,104 principal and interest outstanding, were converted into 4,225,242 Units in the aforementioned Purchase Agreement (see NOTE 9 for further details), and the debt owed under the Promissory Notes was extinguished. Also, in connection with the Purchase Agreement, Eric Brock, the Company’s Chief Executive Officer, purchased 400,000 Units totaling $1,000,000.